FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	$ 14	$ 0	$ (1)
Pre-tax income attributable to unitholders, 10% increase	(14)	0	1
OCI attributable to unitholders, before taxes, 10% decrease	(33)	(84)	(85)
OCI attributable to unitholders, before taxes, 10% increase	33	84	85
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(9)	(10)	(4)
Pre-tax income attributable to unitholders, 10% increase	9	10	4
OCI attributable to unitholders, before taxes, 10% decrease	(5)	(115)	(144)
OCI attributable to unitholders, before taxes, 10% increase	5	115	144
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(6)	1	0
Pre-tax income attributable to unitholders, 10% increase	6	(1)	0
OCI attributable to unitholders, before taxes, 10% decrease	(37)	(23)	(48)
OCI attributable to unitholders, before taxes, 10% increase	37	23	48
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	72	19	94
Pre-tax income attributable to unitholders, 10% increase	(72)	(19)	(94)
OCI attributable to unitholders, before taxes, 10% decrease	(89)	(109)	(92)
OCI attributable to unitholders, before taxes, 10% increase	89	109	92
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(187)	(59)	71
Pre-tax income attributable to unitholders, 10% increase	187	59	(71)
OCI attributable to unitholders, before taxes, 10% decrease	(122)	(111)	(121)
OCI attributable to unitholders, before taxes, 10% increase	$ 122	$ 111	$ 121